Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable and accrued expenses [Abstract]
Deferred bonus and salaries payable	$ 2,078,958	$ 1,570,324
Research and development expenses payable	750,989	554,791
Professional fees payable	185,838	171,037
Cost of healthcare services payable	104,457	45,234
Insurance expenses payable	33,152	70,811
Deferred rent		55,484
Others	87,378	118,846
Accounts payable and accrued expenses	$ 3,240,772	$ 2,586,527